Principal Funds, Inc.

Supplement dated September 22, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented on March 9, 2016, March 18, 2016, May 2, 2016, May 31, 2016,
June 17, 2016, June 30, 2016, July 29, 2016, August 5, 2016, and September 16, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SmallCap Value Fund II [Member]
SMALLCAP VALUE FUND II
In the Average Annual Total Returns table, delete the Class A Return rows, and replace with the following:
Average Annual Total Returns - SmallCap Value Fund II [Member] - SmallCap Value Fund II, Class A	Label	1 Year	5 Years	10 Years
Before Taxes	Class A Return Before Taxes	(9.76%)	7.73%	5.16%
After Taxes on Distributions	Class A Return After Taxes on Distributions	(12.11%)	5.73%	3.45%
After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(3.74%)	5.58%	3.72%

SmallCap Growth Fund I [Member]
SMALLCAP GROWTH FUND I
In the Average Annual Total Returns table, delete the Institutional Class Return rows, and replace with the following:
Average Annual Total Returns - SmallCap Growth Fund I [Member] - SmallCap Growth I Fund, Institutional Class [Member]	Label	1 Year	5 Years	10 Years
Before Taxes	Institutional Class Return Before Taxes	1.19%	11.11%	8.52%
After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.83%)	8.74%	7.12%
After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.33%	8.77%	6.89%

SmallCap S&P 600 Index Fund [Member]
SMALLCAP S&P 600 INDEX FUND
In the Average Annual Total Returns table, delete the Institutional Class Return rows, and replace with the following:
Average Annual Total Returns - SmallCap S&P 600 Index Fund [Member] - SmallCap S&P 600 Index Fund, Institutional Class [Member]	Label	1 Year	5 Years	10 Years
Before Taxes	Institutional Class Return Before Taxes	(2.22%)	11.20%	7.79%
After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(4.40%)	10.02%	6.74%
After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.04%	8.83%	6.20%

SmallCap Fund (Formerly SmallCap Blend Fund) [Member]
SMALLCAP FUND
In the Average Annual Total Returns table, delete the Class A Return rows, and replace with the following:
Average Annual Total Returns - SmallCap Fund (Formerly SmallCap Blend Fund) [Member] - SmallCap Blend Fund, Class A [Member]	Label	1 Year	5 Years	10 Years
Before Taxes	Class A Return Before Taxes	(5.95%)	10.12%	5.72%
After Taxes on Distributions	Class A Return After Taxes on Distributions	(6.76%)	8.89%	4.84%
After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.69%)	7.95%	4.55%

Tax-Exempt Bond Fund [Member]
TAX-EXEMPT BOND FUND
In the Average Annual Total Returns table, delete the Class A Return rows, and replace with the following:
Average Annual Total Returns - Tax-Exempt Bond Fund [Member] - Tax-Exempt Bond Fund, Class A [Member]	Label	1 Year	5 Years	10 Years
Before Taxes	Class A Return Before Taxes	(0.07%)	5.24%	3.89%
After Taxes on Distributions	Class A Return After Taxes on Distributions	(0.07%)	5.24%	3.89%
After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	1.55%	5.03%	3.97%